NON-CURRENT ASSETS HELD FOR SALE - Foreclosed Assets, Leasing Agreements, Other (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 206,193	$ 186,714
Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	184,614	141,924
Foreclosed assets | Movable Property
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	4,079	19,733
Foreclosed assets | Residential Real Estates
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	34,162	33,622
Foreclosed assets | Other real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	146,373	88,569
Assets Received From Leasing Agreements [Member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	10,869	41,033
Assets Received From Leasing Agreements [Member] | Machinery
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	3,777	14,989
Assets Received From Leasing Agreements [Member] | Vehicles
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	104	984
Assets Received From Leasing Agreements [Member] | Real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	6,988	25,060
Other Non-Current Assets Held For Sale [Member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	10,710	3,757
Other Non-Current Assets Held For Sale [Member] | Land
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,225
Other Non-Current Assets Held For Sale [Member] | Real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	9,037	3,517
Other Non-Current Assets Held For Sale [Member] | Other property, plant and equipment
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	448	240
Non-current assets held for sale [member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 206,193	$ 186,714	$ 101,382	$ 259,527